Investments in joint controlled entities and associates - Summary of Amounts of Balance Sheets and Income Statements of Associates (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Current assets	R$ 18,564,600		R$ 25,024,181
Non-current assets	17,876,403		13,986,176
Current liabilities	12,766,252		12,640,230
Non-current liabilities	11,499,783		15,900,887
Equity	12,174,968		10,469,240	R$ 9,910,265	R$ 9,835,175
Net revenue	143,634,708		109,732,842	74,058,056
Costs, operating expenses and income	(514,522)		96,166	64,034
Net income (loss) for the year	1,840,069		883,878	927,697
Transportadora sulbrasileira de gas [member]
Disclosure of associates [line items]
Current assets	8,598		7,685
Non-current assets	10,420		11,611
Current liabilities	2,824		5,875
Non-current liabilities	601		601
Equity	15,593	[1]	12,820
Net revenue	18,250		15,126	14,295
Costs, operating expenses and income	(7,593)		(12,691)	(6,475)
Net finance income and income and social contribution taxes	76		(226)	(437)
Net income (loss) for the year	R$ 10,733	[1]	R$ 2,209	R$ 7,383
Number of shares or units held	20,124,996		20,124,996	20,124,996
Interest in share capital - % in associates	25.00%	[1]	25.00%	25.00%
Oxicap Industria de Gases [member]
Disclosure of associates [line items]
Current assets			R$ 90,156
Non-current assets			70,496
Current liabilities			44,408
Non-current liabilities			7,562
Equity			108,682
Net revenue			69,611	R$ 58,677
Costs, operating expenses and income			(68,390)	(54,163)
Net finance income and income and social contribution taxes			(904)	(1,770)
Net income (loss) for the year			R$ 317	R$ 2,744
Number of shares or units held			1,987	1,987
Interest in share capital - % in associates			15.00%	15.00%
Quimica da Bahia Industria e Comercio S.A. [member]
Disclosure of associates [line items]
Current assets			R$ 14
Non-current assets			10,151
Current liabilities			0
Non-current liabilities			3,109
Equity			7,056
Net revenue			0	R$ 0
Costs, operating expenses and income			(28)	(24)
Net finance income and income and social contribution taxes			0	0
Net income (loss) for the year			R$ (28)	R$ (24)
Number of shares or units held			1,493,120	1,493,120
Interest in share capital - % in associates			50.00%	50.00%
Metalurgica plus [member]
Disclosure of associates [line items]
Current assets	R$ 6		R$ 47
Non-current assets	0		126
Current liabilities	29		28
Non-current liabilities	448		303
Equity	(471)	[2]	(158)
Net revenue	0		0	R$ 0
Costs, operating expenses and income	(245)		(239)	(212)
Net finance income and income and social contribution taxes	(69)		(61)	(60)
Net income (loss) for the year	R$ (314)	[2]	R$ (300)	R$ (272)
Number of shares or units held	3,000		3,000	3,000
Interest in share capital - % in associates	33.00%	[2]	33.00%	33.00%
Plenogas distribuidora de gas [member]
Disclosure of associates [line items]
Current assets	R$ 617		R$ 568
Non-current assets	1,949		1,804
Current liabilities	167		158
Non-current liabilities	555		724
Equity	1,844	[2]	1,490
Net revenue	0		0	R$ 0
Costs, operating expenses and income	356		18	396
Net finance income and income and social contribution taxes	(3)		(31)	(39)
Net income (loss) for the year	R$ 353	[2]	R$ (13)	R$ 357
Number of shares or units held	1,384,308		1,384,308	1,384,308
Interest in share capital - % in associates	33.00%	[2]	33.00%	33.00%

[1]	The subsidiary IPP holds an interest in Transportadora Sulbrasileira de Gás S.A. (“TSB”), which is primarily engaged in natural gas transportation services.
[2]	The subsidiary Cia. Ultragaz holds an interest in Metalúrgica Plus S.A. (“Metalplus”), which is primarily engaged in the manufacture and trading of LPG containers and has interest in Plenogás Distribuidora de Gás S.A. (“Plenogás”), which is primarily engaged in the marketing of LPG containers. Currently, the associates have their operational activities suspended.